Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 824	$ 724	$ 2,305	$ 2,046
United States
Disaggregation of Revenue [Line Items]
Revenue	387	296	1,010	804
PRC
Disaggregation of Revenue [Line Items]
Revenue	206	191	525	521
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	100	86	381	283
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	50	71	157	185
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 81	$ 80	$ 232	$ 253